HAWAIIAN TAX-FREE TRUST
                                Supplement to the
                       Statement of Additional Information
                               Dated July 24, 2009
                   as Previously Supplemented August 11, 2009


         The material under the caption "Management of the Trust" is replaced by the following:


                             Management of the Trust

The Board of Trustees

         The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Trust's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, contracts with all other service providers and payments under the Trust's Distribution Plan and Shareholder Services Plan.

         The Trust has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Trust. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Trust's internal accounting procedures and controls. The Audit Committee had two meetings during the last fiscal year.

         The Trust has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Administrator at 380 Madison Avenue, New York, NY 10017.

     On September 24, 2009, Mr. Richard L. Humphreys, Mr. Bert A. Kobayashi, Jr. and Mr. Glenn P. O'Flaherty were elected Trustees by the shareholders of the Trust.

Trustees and Officers

         The following material includes information about each Trustee and officer and the Chairman Emeritus of the Trust. All shares of the Trust listed as owned by the Trustees are Class A Shares unless indicated otherwise.


                                                                             Number of
                                                                             Portfolios in   Other Directorships
                          Positions Held                                     Fund            Held by Trustee
                          with Trust and                                     Complex(4)      (The position held is a
Name, Address(1) (2)      Length of         Principal Occupation(s)          Overseen by     directorship unless
and Date of Birth         Service(3)        During Past 5 Years              Trustee         indicated otherwise.)

Interested
Trustee (5)

Diana P. Herrmann         Vice Chair of     Vice Chair and Chief Executive   12              ICI Mutual Insurance
New York, NY              the Board of      Officer of Aquila Management                     Company
(02/25/58)                Trustees since    Corporation, Founder of the
                          2003, President   Aquila Group of Funds((6)) and
                          since 1998 and    parent of Aquila Investment
                          Trustee since     Management LLC, Administrator
                          2004              since 2004, President since
                                            1997, Chief Operating Officer,
                                            1997-2008, a Director since
                                            1984, Secretary since 1986 and
                                            previously its Executive Vice
                                            President, Senior Vice
                                            President or Vice President,
                                            1986-1997; Chief Executive
                                            Officer and Vice Chair since
                                            2004, President and Manager of
                                            the Administrator since 2003,
                                            and Chief Operating Officer of
                                            the Administrator, 2003-2008;
                                            Chair, Vice Chair, President,
                                            Executive Vice President or
                                            Senior Vice President of funds
                                            in the Aquila Group of Funds
                                            since 1986; Director of the
                                            Distributor since 1997;
                                            Governor, Investment Company
                                            Institute (a trade
                                            organization for the U.S.
                                            mutual fund industry dedicated
                                            to protecting shareholder
                                            interests and educating the
                                            public about investing) and
                                            head of its Small Funds
                                            Committee since 2004; active
                                            in charitable and volunteer
                                            organizations.


Non-interested Trustees

Theodore T. Mason         Chair of the      Executive Director, East Wind    8               None
New York, NY              Board of          Power Partners LTD since 1994
(11/24/35)                Trustees since    and Louisiana Power Partners,
                          2004 and          1999-2003; Trustee, Premier
                          Trustee since     VIT, 2000-2009; Treasurer,
                          1984              Fort Schuyler Maritime Alumni
                                            Association, Inc., successor
                                            to Alumni Association of SUNY
                                            Maritime College, since 2004
                                            (President, 2002-2003, First
                                            Vice President, 2000-2001,
                                            Second Vice President,
                                            1998-2000) and director of the
                                            same organization since 1997;
                                            Director, STCM Management
                                            Company, Inc., 1973-2004;
                                            twice national officer of
                                            Naval Reserve Association,
                                            Commanding Officer of four
                                            naval reserve units and
                                            Captain, USNR (Ret); director,
                                            The Navy League of the United
                                            States New York Council since
                                            2002; trustee, The Maritime
                                            Industry Museum at Fort
                                            Schuyler, 2000-2004; and Fort
                                            Schuyler Maritime Foundation,
                                            Inc., successor to the
                                            Maritime College at Fort
                                            Schuyler Foundation, Inc.,
                                            since 2000.

Thomas W. Courtney        Trustee           President, Courtney              5               None
Sewickley, PA             since 1984        Associates, Inc., a venture
(08/17/33)                                  capital firm, since 1988.



Richard L. Humphreys      Trustee since     President, Hawaii Receivables    4               Trustee, Pacific Capital
Kaneohe, HI               2009              Management, LLC (a factoring                     Funds(R), which includes 12
(10/06/43)                                  company) since 2001;                             bond and stock funds;
                                            President, Lynk Payment
                                            Systems Hawaii, LLC (credit
                                            card processing) since 2002.


Bert A. Kobayashi, Jr.    Trustee since     President and Chief Executive    4               Hawaiian Electric
Honolulu, HI              2009              Officer, Kobayashi Group, LLC                    Company, Inc.
(04/22/70)                                  (a group of companies
                                            primarily engaged in real
                                            estate enterprises) since
                                            2001; Managing Director, KG
                                            Holdings, LLC (real estate
                                            investment) since 2009; Vice
                                            President, Nikken Holdings,
                                            LLC (real estate investment)
                                            since 2003; interested in a
                                            number of other real estate
                                            companies in Hawaii.

Glenn P. O'Flaherty       Trustee since     Chief Financial Officer and      6               None
Denver, CO                2009              Chief Operating Officer of
(08/03/58)                                  Lizard Investors, LLC since
                                            2008; Co-Founder, Chief
                                            Financial Officer and Chief
                                            Compliance Officer of Three
                                            Peaks Capital Management, LLP,
                                            2003-2005; Vice President -
                                            Investment Accounting, Global
                                            Trading and Trade Operations,
                                            Janus Capital Corporation, and
                                            Chief Financial Officer and
                                            Treasurer, Janus Funds,
                                            1991-2002.

Russell K. Okata          Trustee since     Executive Director, Hawaii       5               Trustee, Pacific Capital
Honolulu, HI              1992              Government Employees                             Funds(R), which includes 12
(03/22/44)                                  Association AFSCME Local 152,                    bond and stock funds.
                                            AFL-CIO 1981-2007;
                                            International Vice President,
                                            American Federation of State,
                                            County and Municipal
                                            Employees, AFL-CIO 1981-2007;
                                            director of various civic and
                                            charitable organizations.

Other Individuals

Chairman Emeritus((7))

Lacy B. Herrmann          Founder and       Founder and Chairman of the      N/A             N/A
New York, NY              Chairman          Board, Aquila Management
(05/12/29)                Emeritus since    Corporation, the sponsoring
                          2004, Trustee,    organization and parent of the
                          1984-2004, and    Manager or Administrator
                          Chairman of the   and/or Adviser or Sub-Adviser
                          Board of          to each fund of the Aquila
                          Trustees,         Group of Funds; Chairman of
                          1984-2003         the Manager or Administrator
                                            and/or Adviser or Sub-Adviser
                                            to each since 2004; Founder
                                            and Chairman Emeritus of each
                                            fund in the Aquila Group of
                                            Funds; previously Chairman and
                                            a Trustee of each fund in the
                                            Aquila Group of Funds since
                                            its establishment until 2004
                                            or 2005; Director of the
                                            Distributor since 1981 and
                                            formerly Vice President or
                                            Secretary, 1981-1998; Director
                                            or  trustee, Premier VIT, 1994
                                            - 2009; Director or trustee of
                                            Oppenheimer Quest Value Funds
                                            Group, Oppenheimer Small Cap
                                            Value Fund, Oppenheimer Midcap
                                            Fund, 1987 - 2009, and
                                            Oppenheimer Rochester Group of
                                            Funds, 1995 - 2009; Trustee
                                            Emeritus, Brown University and
                                            the Hopkins School; active in
                                            university, school and
                                            charitable organizations.
Officers

Charles E.                Executive Vice    Executive Vice President of      N/A             N/A
Childs, III               President since   all funds in the Aquila Group
New York, NY              2003              of Funds and the Administrator
(04/01/57)                                  and the Administrator's parent
                                            since 2003; Executive Vice
                                            President and Chief Operating
                                            Officer of the Administrator
                                            and the Administrator's parent
                                            since 2008; formerly Senior
                                            Vice President, corporate
                                            development, Vice President,
                                            Assistant Vice President and
                                            Associate of the
                                            Administrator's parent since
                                            1987; Senior Vice President,
                                            Vice President or Assistant
                                            Vice President of the Aquila
                                            Money-Market Funds, 1988-2003.


 Maryann Bruce             Senior Vice      President, Aquila                N/A             N/A
 Cornelius, NC             President        Distributors, Inc., since
 (04/01/60)                since 2009       2008; Senior Vice President of
                                            each of the equity and bond
                                            funds in the Aquila Group of
                                            Funds since 2009; Executive
                                            Managing Director, Evergreen
                                            Investments, 2004 - 2007,
                                            President, Evergreen
                                            Investment Services, Inc.,
                                            1999 - 2007; President and
                                            CEO, Allstate Financial
                                            Distributors, Inc., 1998 -
                                            1999; Senior Vice President
                                            and Director Financial
                                            Institution Division,
                                            OppenheimerFunds, Inc., 1990 -
                                            1998, Regional Vice President,
                                            1987 - 1990; Vice President
                                            and Mutual Fund Marketing
                                            Manager, J.C. Bradford &
                                            Company, 1982 - 1987.

 Sherri Foster             Senior Vice      Senior Vice President,           N/A                        N/A
 Lahaina, HI               President        Hawaiian Tax-Free Trust since
                           since 1993       1993 and formerly Vice
 (07/27/50)                                 President or Assistant Vice
                                            President; Vice President
                                            since 1997 and formerly
                                            Assistant Vice President of
                                            the three Aquila Money-Market
                                            Funds; Vice President, Aquila
                                            Rocky Mountain Equity Fund
                                            since 2006; Registered
                                            Representative of the
                                            Distributor since 1985.

Stephen J. Caridi         Vice President    Vice President of the            N/A                        N/A
New York, NY (05/06/61)   since 1998        Distributor since 1995; Vice
                                            President, Hawaiian Tax-Free
                                            Trust since 1998; Senior Vice
                                            President, Narragansett
                                            Insured Tax-Free Income Fund
                                            since 1998, Vice President
                                            1996-1997; Senior Vice
                                            President, Tax-Free Fund of
                                            Colorado since 2004; Vice
                                            President, Aquila Rocky
                                            Mountain Equity Fund since
                                            2006.

Robert W. Anderson        Chief             Chief Compliance Officer of      N/A                        N/A
New York, NY              Compliance        the Trust and each of the
                          Officer since     other funds in the Aquila
(08/23/40)                2004 and          Group of Funds, the
                          Assistant         Administrator and the
                          Secretary         Distributor since 2004,
                          since 2000        Compliance Officer of the
                                            Administrator or its
                                            predecessor and current parent
                                            1998-2004; Assistant Secretary
                                            of the Aquila Group of Funds
                                            since 2000.

Joseph P. DiMaggio        Chief Financial   Chief Financial Officer of each  N/A                         N/A
New York, NY              Officer since     fund in the Aquila Group of
(11/06/56)                2003 and          Funds since 2003 and Treasurer
                          Treasurer since   since 2000.
                          2000

Edward M. W. Hines        Secretary since   Shareholder of Butzel Long, a    N/A                        N/A
New York, NY              1984              professional corporation,
(12/16/39)                                  counsel to the Trust, since
                                            2007; Partner of Hollyer Brady
                                            Barrett & Hines LLP, its
                                            predecessor as counsel,
                                            1989-2007; Secretary of each
                                            fund in the Aquila Group of
                                            Funds.

John M. Herndon           Assistant         Assistant Secretary of each      N/A                        N/A
New York, NY (12/17/39)   Secretary since   fund in the Aquila Group of
                          1995              Funds since 1995 and Vice
                                            President of the three Aquila
                                            Money-Market Funds since 1990;
                                            Vice President of the
                                            Administrator or its
                                            predecessor and current parent
                                            since 1990.

Lori A. Vindigni          Assistant         Assistant Treasurer of each      N/A                        N/A
New York, NY              Treasurer since   fund in the Aquila Group of
(11/02/66)                2000              Funds since 2000; Assistant
                                            Vice President of the
                                            Administrator or its
                                            predecessor and current parent
                                            since 1998; Fund Accountant
                                            for the Aquila Group of Funds,
                                            1995-1998.

(1)From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(2) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds."

(7) The Chairman Emeritus may attend Board meetings but has no voting power.


                       Securities Holdings of the Trustees
                                (as of 12/31/08)

                                          Dollar Range of                Aggregate Dollar Range of
Name of                                  Ownership in Hawaiian           Ownership in funds in the
Trustee                                  Tax-Free Trust(1)               Aquila Group of Funds (1)
-------                                  --------------                  ---------------------

Interested Trustees

Diana P. Herrmann                                     C                                    E

Non-interested Trustees

Theodore T. Mason                                     C                                    E

Thomas W. Courtney                                    C                                    C

Stanley W. Hong                                       C                                    C

Richard L. Humphreys                                  E                                    E

Bert A. Kobayashi, Jr.                               C(2)                                  C

Glenn P. O'Flaherty                                  C(2)                                  C

Russell K. Okata                                      D                                    E

(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

(2)      As of August 13, 2009.

        None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Adviser, Administrator or Distributor.

Trustee Compensation

         The Trust does not currently pay fees to any of the Trust's officers or to Trustees affiliated with the Adviser or Administrator. For its fiscal year ended March 31, 2009, the Trust paid a total of $133,918 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Trust to its Trustees.

         The Trust is one of the twelve funds in the Aquila Group of Funds, which consist of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all nominees for Independent Trustee from the Trust or from other funds in the Aquila Group of Funds during the Trust's fiscal year. None of such nominees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila Group of Funds.


                                              Compensation           Number of
                                              from all               boards on
                           Compensation       funds in the           which the
                           from the           Aquila Group           Trustee
Name                       Trust              of Funds               serves*

Theodore T. Mason          $21,567            $133,750               8

Thomas W.
Courtney                   $20,562            $104,575               5

Stanley W. Hong            $16,900             $76,250               4

Richard L. Humphreys       $     0             $     0               4

Bert A. Kobayashi, Jr.     $     0             $     0               4

Glenn P. O'Flaherty        $     0             $34,000               6

Russell K. Okata           $16,900             $91,750               5

* Messrs. Hong, Humphreys and Okata are also trustees of the 12 funds in the Pacific Capital Funds(R) for which the Adviser is also investment adviser. For the same period, these funds paid Trustee Hong $40,375, Trustee Humphreys $44,343 and Trustee Okata $44,937.

                         The date of this Supplement is
                                November 2, 2009

                             HAWAIIAN TAX-FREE TRUST
                         Supplement to the Prospectuses
                               Dated July 24, 2008


         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O'Flaherty
Russell K. Okata



                         The date of this Supplement is
                                November 2, 2009